Note 11 - Benefit Plan	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Retirement Benefits [Text Block]

NOTE 11.  Benefit Plan

The Company provides a tax-qualified employee savings and retirement plan commonly known as a 401(k) plan (the “Plan”), which covers the Company’s eligible employees. Pursuant to the Plan, employees may elect to defer their current compensation up to the IRS annual contribution limit of $23,500 for calendar year 2025 and $23,000 for calendar year 2024. Employees age 50 or over may elect to contribute an additional $7,500 annually for 2025 and 2024.

Employees direct their contributions, which vest immediately, across a series of mutual funds. In the years ended December 31, 2025 and 2024, the Company matched employee contributions up to 3% of each employee’s eligible earnings, vesting immediately. The Company’s matching contributions totaled $0.5 million for each of the years ended  December 31, 2025 and 2024. The costs of administering the Plan totaled $30,000 and $38,000 in the years ended December 31, 2025 and 2024, respectively.